GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segments, Geographical Areas [Abstract]
Schedule of revenue from external customers by geographic areas
The following table presents revenue by geographic area, the Greater China and all other countries, based on the geographic location of its websites for the year ended December 31, 2020, 2021 and 2022. No revenue result from an individual country other than the Greater China accounted for more than 10% of revenue for the presented years.

	2020	2021	2022

	RMB (in millions)
Total Revenue
The Greater China	17,019	18,423	16,326
Others	1,308	1,606	3,729

	18,327	20,029	20,055